Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of operations
Total operating revenues	$ 260,710	$ 194,455
Other non-operating income	29,981	0
Statement of cash flows
Capitalized financing costs	(11,560)	(7,819)
Net debt repayments	(104,031)	(93,758)
Proceeds from subscription of equity interest	21,020	40,491
Sales-type lease revenue
Statement of operations
Total operating revenues	46,925	0
Vessel management fees and other revenues
Statement of operations
Total operating revenues	44,738	17,042
Golar Gimi | VIE debt
Statement of operations
Other non-operating income	29,981	0
Statement of cash flows
Additions to asset under development	189,944	142,582
Capitalized financing costs	0	(921)
Net debt repayments	(43,750)	(14,583)
Proceeds from subscription of equity interest	21,020	40,491
Golar Gimi | VIE debt | Sales-type lease revenue
Statement of operations
Total operating revenues	46,925	0
Golar Gimi | VIE debt | Vessel management fees and other revenues
Statement of operations
Total operating revenues	$ 25,144	$ 0